Equity Method Investment in Joint Ventures - Changes (Details) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Equity Method Investment in Joint Ventures
Loss from investment in joint ventures	$ (423)
Total
Equity Method Investment in Joint Ventures
Balance, June 30, 2024	146,865
Loss from investment in joint ventures	(423)
Balance, September 30, 2024	146,442
SWA Lithium
Equity Method Investment in Joint Ventures
Balance, June 30, 2024	94,919
Loss from investment in joint ventures	(345)
Balance, September 30, 2024	94,574
Texas Lithium
Equity Method Investment in Joint Ventures
Balance, June 30, 2024	51,946
Loss from investment in joint ventures	(78)
Balance, September 30, 2024	$ 51,868